20. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands				1 Months Ended
	Dec. 27, 2018	Aug. 27, 2017	Apr. 08, 2013	May 31, 2014	Jan. 31, 2014	Dec. 31, 2020
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Penalty fee		R$ 25,000
Updated amount						R$ 4,542,786
Municipality of volta redonda [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Penalty fee			R$ 35,000
MVR [member] | New agreement [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Additional investment	R$ 21,000
Percentage of allocated to services of environmental interest	30.00%
Actual disbursement	R$ 25,000
INEA [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Penalty fee				R$ 42,000	R$ 35,000